VIP-1 P1, P2, P4 10/19

SUPPLEMENT DATED OCTOBER 24, 2019

TO THE PROSPECTUS

dated May 1, 2019 of

Templeton Foreign VIP Fund

Templeton Growth VIP Fund

(a series of Franklin Templeton Variable Insurance Products Trust)

The Prospectus is amended as follows:

      I.        The following is added to the “Fund Summary – Principal Investment Strategies” section of the prospectus for Templeton Foreign VIP Fund and Templeton Growth VIP Fund:

The Fund may also use a variety of equity-related derivatives, which may include equity index futures, for various purposes including enhancing Fund returns, increasing liquidity and gaining exposure to particular markets in more efficient or less expensive ways.

     II.        The following replaces the third paragraph in the “Templeton Foreign VIP Fund – Fund Details – Principal Investment Policies and Practices” section of the prospectus:

The Fund may, from time to time, engage in equity-related derivatives, which may include buying and selling (writing) put and call options on individual securities (including ETFs) and indices, and engaging in equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to individual securities and particular markets in more efficient or less expensive ways, generating additional income for the Fund and/or hedging risks relating to changes in certain equity markets.

   III.        The following replaces the fifth paragraph in the “Templeton Growth VIP Fund – Fund Details – Principal Investment Policies and Practices” section of the prospectus:

The Fund may, from time to time, engage in equity-related derivatives, which may include buying and selling (writing) put and call options on individual securities (including ETFs) and indices, and engaging in equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to individual securities and particular markets in more efficient or less expensive ways, generating additional income for the Fund and/or hedging risks relating to changes in certain equity markets.

Please keep this supplement with your prospectus for future reference.

VIP SA2 10/19

SUPPLEMENT DATED OCTOBER 24, 2019

to the statement of additional information

dated May 1, 2019 of

Templeton Foreign VIP Fund

Templeton Growth VIP Fund

(a series of Franklin Templeton Variable Insurance Products Trust)

The Statement of Additional Information (SAI) is amended as follows:

      I.        The following is added to the bullet point list under “The Funds – Goals, Additional Strategies and Risks” for each Fund:

The Fund also may:

•         engage in equity-related derivatives including futures on equity securities and indices

Please keep this supplement with your SAI for future reference.

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